Income taxes	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Income taxes
16.	Income taxes
(a)	Tax expense (benefit)

	Year Ended December 31,
	2020	2019
Current (i)	$7,694	$10,544
Deferred
Temporary differences including tax losses (ii)	(346,627)	115,343
Withholding taxes (iii)	32,537	31,246
	$(314,090)	$146,589
Net income statement expense (benefit) for income taxes	$(306,396)	$157,133

(i)	Current taxes
In 2020, a cash payment of $28.3 million (2019 - $2.6 million) was made in respect of current taxes payable. Deferred tax liabilities for withholding taxes are reclassified to current tax prior to settlement.

(ii)	Deferred tax assets
2020 - Mongolia
Deferred tax assets of $841.3 million were recognized at December 31, 2020 in Mongolia, comprised of $389.3 million relating to tax losses that expire if not recovered against taxable income within eight years and $452.0 million relating to accrued but unpaid interest expense and other temporary differences. Tax losses have been calculated in accordance with the provisions of the Oyu Tolgoi Investment Agreement and Mongolian laws.
The Company recognized deferred tax assets at December 31, 2020 to the extent recovery is considered probable. In assessing the probability of recovery, future taxable income, derived from cash flows from detailed life-of-mine
and production plans, was evaluated with reference to commodity price sensitivities, operating cost assumptions and carry-forward limits.
During the year ended December 31, 2020, the Company increased its recognized Mongolian deferred tax assets by $347.3 million. The movement in the Mongolian deferred tax asset represented an increase of $270.7 million in the recognized deferred tax asset for prior year losses and other temporary differences, mainly related to property, plant and equipment. In addition, operating losses and accrued but unpaid interest expense incurred by Oyu Tolgoi in the year increased the recognized deferred tax asset by $76.6 million.
The adjustment to the previously recognized deferred tax asset for prior year losses and other temporary differences was primarily due to an overall strengthening in taxable income forecasts driven by improved commodity price projections and updated operating assumptions in mine planning and scheduling. The improvement in taxable income forecasts led to an increase in the amount of loss carry forwards and temporary differences estimated to be utilized prior to expiration.

2019 – Mongolia
Deferred tax assets of $494.0 million were recognized at December 31, 2019 in Mongolia, comprised of $169.4 million relating to tax losses that expire if not recovered against taxable income within eight years and $324.6 million relating to accrued but unpaid interest expense and other temporary differences. During the year ended December 31, 2019, the Company decreased its recognized Mongolian deferred tax assets by $90.1 million. The movement in the Mongolian deferred tax asset represented a decrease of $187.8 million for prior year losses and other temporary differences which was partially offset by an increase of $97.7 million related to 2019 activity. The adjustment to the Mongolian deferred tax asset was primarily due to updated operating assumptions in mine planning during 2019 including the revised development capital spend and scheduling for the underground project. The updated mine planning assumptions led to an increase in the amount of loss carry forwards and temporary differences estimated to expire unutilized.
2020 – Canada
Deferred tax assets of $39.4 million were recognized at December 31, 2020 in Canada comprised of $38.4 million relating to non-capital
Canadian tax losses carried forward and $1.0 million relating to other temporary differences. The recognized deferred tax asset decreased during 2020 due to the utilization of non-capital
tax losses carried forward against taxable income in the year.
Non-capital
losses expire if not used to offset taxable income within twenty years.
2019 – Canada
The deferred tax asset at December 31, 2019 was $40.1 million, of which $39.6 million was recognized in relation to non-capital
Canadian tax losses carried forward and $0.5 million relating to other temporary differences.

(iii)	Withholding taxes
Withholding tax is accrued on interest owing on shareholder loans and recognized within deferred tax liabilities as interest accrues. Mongolian withholding tax will be due upon receipt of loan interest.

(b)	Reconciliation of income taxes calculated at the statutory rates to the actual tax provision

	Year Ended December 31,
	2020	2019
Income (loss) from operations before taxes	$188,246	$(319,785)
Tax at Canadian combined federal and provincial income tax rate (2020: 26.5%; 2019: 26.6%)	49,885	(85,063)
Tax effect of:
Change in amount of deferred tax recognized	(276,945)	300,237
Difference in tax rates and treatment in foreign jurisdictions	(116,208)	(100,134)
Withholding taxes	32,537	31,246
Non deductible losses and expense	4,335	10,847
	$ (306,396)	$ 157,133

During the year ended December 31, 2019, the Company completed the relocation of its head office from British Columbia to Quebec, which affected the provincial apportionment.

(c)	Recognized and unrecognized deferred tax assets and liabilities
Recognized and unrecognized deferred tax assets and liabilities are shown in the table below:

	Recognized		Unrecognized
	December 31, 2020	December 31, 2019	December 31, 2020	December 31, 2019
Deferred tax assets
Non-capital losses (i)	$427,695	$208,921	$281,643	$442,686
Capital losses	—	—	117,945	116,450
Other temporary differences including accrued interest	453,010	325,157	63,471	133,693
	$880,705	$534,078	$463,059	$692,829
Deferred tax liabilities (ii)
Withholding tax	(111,717)	(79,180)	—	—
	$(111,717)	$(79,180)	$—	$—

(i)	Unrecognized deferred tax assets relating to Mongolian non-capital losses for which recovery is not considered probable as at December 31, 2020 expire between 2024 and 2025.

(ii)
Deferred tax is not recognized on the unremitted earnings of subsidiaries where the Company is able to control the timing of the remittance and it is probable that there will be no remittance in the foreseeable future. At December 31, 2020, there was unremitted earnings of $606 million (2019: nil).

In addition to the above, the Company has $812.1 million of investment tax credits at December 31, 2020. No deferred tax asset has been recognized in respect of these credits, in accordance with the initial recognition exception in IAS 12
Income taxes
for transactions that are not a part of a business combination and do not affect accounting or taxable profit.